Notes Payable - Schedule of Notes Payable (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable	$ 4,213,325		$ 614,084	$ 500,000
Less: current portion	(3,855,628)		(157,932)
Notes payable, net of current portion	357,697		456,152	500,000
Notes Payable [Member]
Notes payable	984,426		414,084	500,000
Notes Payable One [Member]
Notes payable	131,984		200,000
Notes Payable Two [Member]
Notes payable	$ 1,530,000
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Notes payable		$ 123,087	129,989	652,046
Less: current portion		(48,412)	(49,989)	(76,950)
Notes payable, net of current portion		74,675	80,000	575,095
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Notes Payable [Member]
Notes payable		80,000	80,000
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Notes Payable One [Member]
Notes payable		$ 43,087	49,989	76,950
Integrated Medicine and Chiropractic Regeneration Center PSC [Member] | Notes Payable Two [Member]
Notes payable				$ 575,096